COMMITMENTS AND CONTINGENCIES (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013 item	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating Leases
Rent expense	$ 2,500,000	$ 1,100,000	$ 1,600,000	$ 700,000
Future minimum lease payments under non-cancelable operating leases
2013 (remaining 3 months)	862,000
2013			2,419,000
2014	4,164,000		2,392,000
2015	8,869,000		2,234,000
2016	9,028,000		2,286,000
2017	8,555,000		1,649,000
Thereafter	29,661,000		117,000
Total future payments	61,139,000		11,097,000
Future minimum lease payments
Number of operating lease agreements	2
Total future payments	61,139,000		11,097,000
Letter of Credit
Irrevocable letters of credit outstanding	3,000,000		200,000	100,000
Indemnification Agreements
Demands to provide indemnification	0
Number of claims under indemnification agreements	0
Lease expiring in 2024
Future minimum lease payments under non-cancelable operating leases
Total future payments	25,000,000
Future minimum lease payments
Total future payments	25,000,000
Lease expiring in 2019
Future minimum lease payments under non-cancelable operating leases
Total future payments	25,600,000
Future minimum lease payments
Total future payments	$ 25,600,000